Short-Term Investments (Details) - USD ($)		Jun. 30, 2019	Jun. 30, 2018
Short-term Investments [Abstract]
Available for sale securities	[1]	$ 172,966	$ 278,365
Investments at cost	[2]	169,608	445,451
Investments accounted using equity method	[3]	363,652	377,501
Total investments		$ 706,226	$ 1,101,317

[1]	In fiscal year 2018, Puhui Beijing invested $1,057,003 in a publicly listed company, of which, $105,700 was invested by Puhui Beijing and $951,303 was invested on behalf of and funded by investors. Due to the subsequent declining stock price, management concluded the price decline was significant and other than temporary, and accordingly, recorded an impairment of $778,638 against the investment cost as of June 30, 2018, among which $78,984 was recorded as an impairment loss, representing Puhui's share of the investment loss, and $700,773 was recorded against customer deposits, with a $1,119 exchange rate difference. As of June 30, 2019, Puhui Beijing returned all of investors' funds. Puhui Beijing recorded additional impairment of $5,628 against its investment cost as of June 30, 2019. Puhui Beijing's investment in this publicly listed company, net of impairment and exchange rate differences amounted to $20,232 as of June 30, 2019. As June 30, 2019, the Company also invested a total of $152,734 in two U.S. publicly listed companies, which are publicly traded on Nasdaq.
[2]	As of June 30, 2019, the Company invested a total of $168,153 in two entities which invest in U.S. public companies and are still at their funding stage, so the cost approximates fair value as of June 30, 2019. The Company also invested $1,455 in a private equity fund product.
[3]	As of June 30, 2019, the Company invested in a private equity fund in the amount of $363,652. The Company accounted for the private equity fund using the equity method since the Company is the general partner and owns around approximately 8.3% of the fund after the fund completed a second funding stage and was established on May 25, 2018, thus the Company has significant influence. The underlying assets of the fund will be invested in the medical and life sciences industry. Investment losses for the years ended June 30, 2019 and 2018 amounted to approximately $3,700 and nil, respectively.